Goodwill - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in goodwill [line items]
Cash flow projections period	5 years	6 years
Terminal value growth rate (%)	3.00%
Additional information for cash flow projection period		5 years
Impairment loss recognised in profit or loss, goodwill	$ 0	$ 3,900
E-commerce and retail logistics for sports distribution business within the consumer health segment
Disclosure of reconciliation of changes in goodwill [line items]
Cash flow projections period	5 years
Pre-tax discount rate (%)	18.10%
Terminal value growth rate (%)	3.00%
Cancer genetic testing services within the diagnostics segment
Disclosure of reconciliation of changes in goodwill [line items]
Pre-tax discount rate (%)	20.00%	21.90%
Impairment loss recognised in profit or loss, goodwill		$ 1,659
Sales of medical diagnostics products within the diagnostics segment
Disclosure of reconciliation of changes in goodwill [line items]
Pre-tax discount rate (%)	17.00%	21.70%
Impairment loss recognised in profit or loss, goodwill		$ 2,241